Material Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies [Abstract]
Operating cycle year	1 year
Potential dilution of investor stock options	3,273,013	669,264	274,000